RELATED PARTIES	12 Months Ended
Dec. 31, 2014
RELATED PARTIES
RELATED PARTIES

25. RELATED PARTIES

        Related parties include entities under common ownership and control with the Group, affiliated companies and associated companies.

        As of December 31, 2014 and 2013, accounts receivable from and accounts payable to related parties were as follows:

	December 31,
	2014	2013
Accounts receivable:
Sistema, parent company (Note 15)	3,215	—
MTS Belarus, the Group associate	514	304
MTS Bank, the Group associate	510	128
Sitronics N, a subsidiary of Sistema	121	337
Stream, the Group associate	42	59
NVision Group, subsidiaries of Sistema	16	33
Other related parties	107	104

Total accounts receivable, related parties	4,525	965

Accounts payable:
NVision Group, subsidiaries of Sistema	3,311	1,605
MTS Bank, the Group associate	377	697
MTS Belarus, the Group associate	213	208
Stream, the Group associate	211	99
Maxima, a subsidiary of Sistema	162	307
Smart Cards Group, subsidiaries of Sistema	72	201
Other related parties	328	198

Total accounts payable, related parties	4,674	3,315

        The Group has neither the intent nor the ability to offset the outstanding accounts payable and accounts receivable with related parties under the terms of existing agreements.

Operating transactions

        For the years ended December 31, 2014, 2013 and 2012, operating transactions with related parties are as follows:

	2014	2013	2012
Revenues from related parties:
MTS Bank, the Group associate (telecommunications and call center services, bank cards distribution commission)	787	378	88
MTS Belarus, the Group associate (roaming and interconnect services)	269	149	209
Medsi Group, subsidiaries of Sistema (telecommunications and call center services)	83	48	28
NVision Group, subsidiaries of Sistema (fixed line services)	82	75	77
Sitronics N, a subsidiary of Sistema (construction of fiber optic link)	7	288	26
Jet Air Group, subsidiaries of Sistema (rent)	4	60	—
Other related parties	140	115	64

Total revenues from related parties	1,372	1,113	492

Operating expenses incurred on transactions with related parties
Maxima, a subsidiary of Sistema (advertising)	1,575	1,757	1,902
Stream, the Group associate (content services)	1,395	711	—
NVision Group, subsidiaries of Sistema (IT consulting)	846	1,083	1,115
MTS Bank, the Group's associate (commission related (income)/expenses)	(406)	413	55
Elavius, a subsidiary of Sistema (transportation services)	399	347	351
MTS Belarus, the Group associate (roaming and interconnect services)	395	278	424
AB Safety, a subsidiary of Sistema (security services)	292	354	344
Jet Air Group, subsidiaries of Sistema (aircraft maintenance)	127	—	—
Other related parties	455	513	423

Total operating expenses incurred on transactions with related parties	5,078	5,456	4,614

Investing and financing transactions

        During the years ended December 31, 2014 and 2013 the Group made certain investments in related parties. Respective balances are summarized as follows:

	December 31,
	2014	2013
Loans to, promissory notes and investments in shares of related parties:
Short-term investments (Note 7)
Deposits at MTS Bank	—	5,081
Mutual investment fund "Reservnyi", managed by DIK, a subsidiary of Sistema	—	4,154
Sistema Notes due in 2016 (series 04)	534	—
Sistema International Funding S.A. Bonds due 2019, a subsidiary of Sistema	42	—
Loan receivable from Navigation Information Systems, a subsidiary of Sistema	132	—
Loan receivable from Moscow Business Incubator, a subsidiary of Sistema	52	—

Total short-term investments in related parties	760	9,235

Other investments (Note 16)
Promissory notes of Sistema	618	618
Loan receivable from Navigation Information Systems, a subsidiary of Sistema	92	—

Total other investments to related parties	710	618

Investments in shares (Note 16)
Sistema Mass Media, a subsidiary of Sistema	117	117
Other	8	8

Total investments in shares of related parties	125	125

        Open Joint-Stock Company "MTS Bank" ("MTS Bank")—The Group has of loan agreement and maintains certain bank accounts with MTS Bank, an associated company of the Group. As of December 31, 2014 and 2013, the Group's cash position at MTS Bank amounted to RUB 11,687 million and RUB 11,297 million, respectively, including short-term deposits in the amount of RUB 3,482 million and RUB 5,081 million, respectively. Interest accrued on loan receivable, the deposits and cash on current accounts for the years ended December 31, 2014, 2013 and 2012 amounted to RUB 654 million, RUB 742 million and RUB 172 million, respectively, and was included as a component of interest income in the accompanying consolidated statements of operations and comprehensive income. Interest expense on the funds raised from MTS Bank during the years ended December 31, 2014, 2013 and 2012 amounted to RUB nil, RUB nil and RUB 363 million, respectively, and was included as a component of interest expense in the accompanying consolidated statements of operations and comprehensive income.

        During the years ended December 31, 2014, 2013 and 2012, the Group provided telecommunications and call center services to MTS Bank and recognized related revenues in the amount of RUB 787 million, RUB 378 million and RUB 88 million, respectively.

        During the year ended December 31, 2014 the Group provided services related to bank cards distribution and granting of consumer credits to MTS Bank customers and recognized the related income in the amount of RUB 541 million in the accompanying consolidated statements of operations and comprehensive income. The amount represents agency fees after the cross-fines deduction. During the year ended December 31, 2013 the Group incurred expenses under the same contract in the amount of RUB 331 million which represent the excess of cross-fines over agency fees.

        During the years ended December 31, 2014, 2013 and 2012, the Group incurred commission expenses and cash collection fees in the amount of RUB 135 million, RUB 82 million and RUB 55 million, respectively.

        Sistema—In November 2009, the Group accepted a promissory note, issued by Sistema, as repayment of the loan principal and interest accrued to date under an agreement with Sistema-Hals (Note 16). The note is interest free and repayable in 2017. As of December 31, 2014 and 2013, the amount receivable of RUB 618 million and RUB 618 million was included in other investments in the accompanying consolidated statements of financial position.

        In April 2014 the Group sold a 49% stake in Business-Nedvizhimost to Sistema for a consideration of RUB 3.1 billion to be paid by the end of July 2015 (Note 15). As of December 31, 2014, the accounts receivable in the accompanying consolidated statements of financial position amounted to RUB 3.2 billion. The related interest accrued in the amount of RUB 125 million was included as a component of interest income in the accompanying consolidated statements of operations and comprehensive income for the year ended December 31, 2014.

        In October 2014 the Group acquired 2,501,350 Sistema Notes due 2016 (series 04) and 1,000 Sistema International Funding S.A. Bonds due in 2019 for RUB 519 million and RUB 32 million, respectively. The acquired bonds were classified as available for sale and accounted for at fair value with changes recognized in accumulated other comprehensive income. For the year ended December 31, 2014, the unrealized gain recognized in accumulated other comprehensive income amounted to RUB 6 million. The interest income accrued for the year ended December 31, 2014 amounted to RUB 9 million and was included as a component of interest income in the accompanying consolidated statements of operations and comprehensive income.

        Leader-Invest—In October 2014, the Group sold a building to Leader-Invest, a subsidiary of Sistema, for a cash consideration of RUB 508 million. The disposal was accounted for as a transaction under common control with a RUB 245 million gain recognized directly in equity.

        Disposal group held for sale to related party—In February 2015, the Group sold a 51% stake in Rent Nedvizhimost to Sistema, for RUB 4.3 billion of which RUB 3.8 billion is due before December 31, 2018 and bears interest of 12%-interest p.a. As of December 31, 2014 the Group classified the assets and liabilities of Rent Nedvizhimost as held for sale (Note 10).

        Doveritelnaja Investizionnaja Kompanija ("DIK")—In April and May 2013, the Group invested RUB 4.0 billion in Mutual investment fund "Reservnyi" managed by DIK, a subsidiary of Sistema. The investment was sold in April 2014 for RUB 4,165 million. The realized gain of RUB 165 million was recognized as a component of other expenses (net) in the accompanying consolidated statements of operations and comprehensive income.

        Investments in ordinary shares—As of December 31, 2014 and 2013 the Group had several investments in shares of subsidiaries and affiliates of Sistema totaling RUB 125 million and RUB 125 million, respectively, included in other investments in the accompanying consolidated statements of financial position. The most significant investment is a 2.356% stake in Sistema Mass-Media, a subsidiary of Sistema.

        Liabilities to related parties—As of December 31, 2014 the Group held several bills of exchange and loans issued by Sistema Mass-Media in the amount of RUB 867 million. Interest accrued in the amount of RUB 41 million was included in the accompanying consolidated statements of operations and comprehensive income for the year ended December 31, 2014.

        Smart Cards Group—During the years ended December 31, 2014, 2013 and 2012, the Group purchased from Smart Cards Group, subsidiaries of Sistema, SIM cards and prepaid phone cards for approximately RUB 267 million, RUB 765 million and RUB 842 million, respectively.

        NVision Group—During the years ended December 31, 2014, 2013 and 2012, the Group acquired from NVision Group, subsidiaries of Sistema, telecommunications equipment, software and billing systems (FORIS) for approximately RUB 9,819 million, RUB 13,394 million, RUB 12,898 million, respectively, and incurred expenses of RUB 846 million, RUB 1,083 million, RUB 1,115 million, respectively, under an IT consulting agreement.

        As of December 31, 2014 and 2013, the advances given to NVision Group amounted to RUB 274 million and RUB 496 million, respectively. These amounts were included into property, plant and equipment and intangible assets in the accompanying consolidated statements of financial position.